Stock Plans, Share-Based Payments and Warrants (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Shares, Granted	2,242,693	352,519	237,315
Weighted Average Grant Date Fair Value, Granted		$ 0.45	$ 0.56
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested	132,077	75,450	0
Shares, Granted		132,077	398,227
Shares, Vested		(75,450)	(264,770)
Shares, Forfeited			(58,007)
Shares, Nonvested		132,077	75,450
Weighted Average Grant Date Fair Value, Nonvested	$ 0.86	$ 0.66	$ 0
Weighted Average Grant Date Fair Value, Granted		0.86	0.73
Weighted Average Grant Date Fair Value, Vested		0.66	0.71
Weighted Average Grant Date Fair Value, Forfeited			0.88
Weighted Average Grant Date Fair Value, Nonvested		$ 0.86	$ 0.66